Income Taxes and Deferred Taxes - Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Net loss before tax		$ (108,723)	$ (76,761)	$ (66,875)	$ (66,875)
Statutory tax rate (blended at Group level)		8.10%	8.10%
Income tax credit at statutory tax rates		$ (8,793)	$ (6,211)
Tax impact of permanent differences		846	678
Temporary differences not recognized as deferred tax assets		448	251
Adjustments for current tax of prior periods			(59)
Tax on losses not recognized as deferred tax assets		7,567	5,296
Effective income tax (credit) expense.		$ 67	$ (45)	$ 51
Effective tax rate	14.00%	(0.10%)	0.10%
ObsEva SA Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax		$ (107,120)	$ (75,616)
Statutory tax rate (blended at Group level)		7.80%	7.80%
Income tax credit at statutory tax rates		$ (8,355)	$ (5,898)
Tax impact of permanent differences		770	602
Tax on losses not recognized as deferred tax assets		$ 7,586	$ 5,296
Effective tax rate		0.00%	0.00%
ObsEva USA Inc [Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax		$ (1,603)	$ (1,145)
Statutory tax rate (blended at Group level)		27.30%	27.30%
Income tax credit at statutory tax rates		$ (438)	$ (313)
Tax impact of permanent differences		76	76
Temporary differences not recognized as deferred tax assets		448	251
Adjustments for current tax of prior periods			(59)
Tax on losses not recognized as deferred tax assets		(19)
Effective income tax (credit) expense.		$ 67	$ (45)
Effective tax rate		(4.20%)	3.90%